UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor

New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor

New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust

Semi-Annual Report

December 31, 2019

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares HIPS US High Income ETF

GraniteShares XOUT U.S. Large Cap ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.  If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically.  You may elect to receive all future reports in paper free of charge.  Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

GraniteShares ETF Trust

1

Shareholder Expense Example (Unaudited)

December 31, 2019

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2019 and held for the entire period ended December 31, 2019.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$1,023.70	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
GraniteShares HIPS US High Income ETF
Actual	$1,000.00	$1,047.50	0.70%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,049.10	0.70%	$3.56
GraniteShares XOUT U.S. Large Cap ETF
Actual	$1,000.00	$1,113.30	0.60%	$1.52	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

(1)Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six month period).

(2)Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 88/366 (to reflect commencement of operations to December 31, 2019).

See accompanying notes to consolidated financial statements.

2

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

December 31, 2019 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 99.6%(a)
U.S. Treasury Bill, 1.72%, 01/02/20	$4,860,000	$4,860,000
U.S. Treasury Bill, 1.58%, 01/07/20(b)	3,710,000	3,709,299
U.S. Treasury Bill, 1.67%, 01/09/20(b)	5,120,000	5,118,605
U.S. Treasury Bill, 1.60%, 01/14/20(b)	3,525,000	3,523,281
U.S. Treasury Bill, 1.66%, 01/16/20	4,640,000	4,637,487
U.S. Treasury Bill, 1.65%, 01/23/20	4,310,000	4,306,317
U.S. Treasury Bill, 1.54%, 01/30/20(b)	4,935,000	4,929,434
U.S. Treasury Bill, 1.57%, 02/04/20(b)	1,000,000	998,570
U.S. Treasury Bill, 1.56%, 02/06/20	5,675,000	5,666,807
U.S. Treasury Bill, 1.57%, 02/13/20	4,720,000	4,711,836
U.S. Treasury Bill, 1.58%, 02/18/20(b)	4,180,000	4,171,896
U.S. Treasury Bill, 1.53%, 02/20/20(b)	5,070,000	5,059,580
U.S. Treasury Bill, 1.52%, 02/27/20(b)	3,545,000	3,536,701
U.S. Treasury Bill, 1.56%, 03/05/20(b)	3,690,000	3,680,330
U.S. Treasury Bill, 1.55%, 03/12/20(b)	3,500,000	3,489,809
U.S. Treasury Bill, 1.56%, 03/19/20	2,320,000	2,312,672
U.S. Treasury Bill, 1.56%, 03/26/20(b)	450,000	448,422
Total United States Treasury Obligations (Cost $65,155,784)		65,161,046
Total Investments – 99.6%
(Cost $65,155,784)		65,161,046
Other Assets in Excess of Liabilities – 0.4%		232,940
Net Assets – 100.0%		$65,393,986

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

At December 31, 2019, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	79	1/31/2020	Long	$5,214,000	$415,500	$–
Coffee ‘C’(a)	40	3/19/2020	Long	1,945,500	280,650	–
Copper(a)	68	3/27/2020	Long	4,754,900	198,400	–
Corn(a)	190	3/13/2020	Long	3,683,625	30,125	–
Cotton No. 2(a)	24	3/09/2020	Long	828,600	33,520	–
Crude Oil(a)	96	2/20/2020	Long	5,833,920	200,740	–
Gasoline RBOB(a)	25	2/28/2020	Long	1,788,150	47,036	–

See accompanying notes to consolidated financial statements.

3

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

December 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Gold 100 OZ(a)	58	2/26/2020	Long	$8,833,980	$323,550	$–
KC Hard Red Winter Wheat(a)	31	3/13/2020	Long	753,300	79,350	–
Lean Hogs(a)	46	2/14/2020	Long	1,314,220	–	(53,450)
Live Cattle(a)	51	2/28/2020	Long	2,568,870	17,670	–
LME Nickel(a)	26	1/13/2020	Long	2,179,008	–	(560,118)
LME Nickel(a)	(26)	1/13/2020	Short	(2,179,008)	–	(42,177)
LME Nickel(a)	25	3/16/2020	Long	2,103,750	57,615	–
LME Primary Aluminum(a)	61	1/13/2020	Long	2,728,606	73,181	–
LME Primary Aluminum(a)	(61)	1/13/2020	Short	(2,728,606)	–	(62,837)
LME Primary Aluminum(a)	59	3/16/2020	Long	2,669,750	67,056	–
LME Primary Aluminum(a)	(1)	3/16/2020	Short	(45,250)	–	(1,156)
LME Zinc(a)	(34)	1/13/2020	Short	(1,938,850)	–	(19,263)
LME Zinc(a)	34	1/13/2020	Long	1,938,850	–	(47,556)
LME Zinc(a)	(1)	3/16/2020	Short	(56,869)	138	–
LME Zinc(a)	32	3/16/2020	Long	1,819,800	31,606	–
Low Sulphur Gasoil(a)	30	3/12/2020	Long	1,833,750	77,700	–
Natural Gas(a)	179	2/26/2020	Long	3,862,820	–	(120,800)
NY Harbour ULSD(a)	18	2/28/2020	Long	1,524,474	56,990	–
Silver(a)	31	3/27/2020	Long	2,777,755	143,350	–
Soybean(a)	80	3/13/2020	Long	3,822,000	180,187	–
Soybean Meal(a)	66	3/13/2020	Long	2,011,020	24,490	–
Soybean Oil(a)	112	3/13/2020	Long	2,336,544	192,000	–
Sugar #11(a)	137	2/28/2020	Long	2,059,165	236,062	–
Wheat (CBD)(a)	75	3/13/2020	Long	2,095,313	162,188	–
Total Futures Contracts					$2,929,104	$(907,357)
Net Unrealized Appreciation (Depreciation)					$2,021,747

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$65,161,046	$–	$–	$65,161,046
Other Investments
Futures	2,929,104	–	–	2,929,104
Total	$68,090,150	$–	$–	$68,090,150
Liability Valuation Inputs
Other Investments
Futures	$907,357	$–	$–	$907,357

As of December 31, 2019, there were no Level 3 investments held in the Fund.

See accompanying notes to consolidated financial statements.

4

GraniteShares ETF Trust

Consolidated Statement of Assets and Liabilities

December 31, 2019

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Assets:
Investments at cost	$65,155,784
Investments at value	$65,161,046
Cash	13,580
Unrealized appreciation on open futures contracts	2,929,104
Total Assets	68,103,730
Liabilities:
Distributions to shareholders	968,910
Advisory fees payable	13,927
Due to broker	819,550
Unrealized depreciation on open future contracts	907,357
Total Liabilities	2,709,744
Net Assets	$65,393,986

Net Assets Consist of:
Paid-in capital	$63,289,541
Distributable earnings/accumulated (loss)	2,104,445
Net Assets	$65,393,986

Shares Outstanding	2,702,000
Net Asset Value per share:	$24.20

See accompanying notes to consolidated financial statements.

5

GraniteShares ETF Trust

Consolidated Statement of Operations

December 31, 2019

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Six Months Ended December 31, 2019 (Unaudited)
Investment Income:
Interest	$668,889
Total Investment Income	668,889
Expenses:
Advisory fees	85,153
Tax fees	57
Total Expenses	85,210
Net Investment Income	583,679
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	280
Futures contracts	(37,210)
Net realized loss	(36,930)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,380)
Future contracts	999,123
Net change in unrealized appreciation	988,743
Net Realized and Unrealized Gain	951,813
Net Increase in Net Assets Resulting from Operations	$1,535,492

See accompanying notes to consolidated financial statements.

6

GraniteShares ETF Trust

Consolidated Statements of Changes in Net Assets

December 31, 2019

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Operations:
Net investment income	$583,679	$1,033,230
Net realized loss	(36,930)	(5,845,353)
Net change in unrealized gain	988,743	1,757,514
Net Increase (Decrease) in Net Assets Resulting from Operations	1,535,492	(3,054,609)

Distributions to shareholders	(968,910)	(499,719)

From share transactions:
Proceeds from sales of shares	10,665,856	43,080,362
Cost of shares redeemed	(13,054,566)	(2,361,563)
Net increase (decrease) in net assets resulting from share transactions	(2,388,710)	40,718,799
Total Increase (Decrease) in net assets	(1,822,128)	37,164,471

Net Assets:
Beginning of year/period	67,216,114	30,051,643
End of year/period	$65,393,986	$67,216,114

Changes in Shares Outstanding:
Shares outstanding, beginning of year/period	2,802,000	1,152,000
Shares sold	450,000	1,750,000
Shares redeemed	(550,000)	(100,000)
Shares outstanding, end of year/period	2,702,000	2,802,000

See accompanying notes to consolidated financial statements.

7

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad	Six Months Ended December 31, 2019		Year Ended June 30,		For the Period May 19, 2017(a) to June 30,
Strategy No K-1 ETF	(Unaudited)		2019	2018	2017
Operating Performance:
Net asset value, beginning of year/period	$23.99		$26.09	$24.39	$25.00
Net investment income(b)	0.20		0.48	0.32	0.01
Net realized and unrealized gain (loss)(c)	0.37		(2.36)	1.43	(0.62)
Total gain (loss) from investment operations	0.57		(1.88)	1.75	(0.61)
Less distributions from:
Net investment income	(0.36)		(0.22)	(0.05)	—
Net asset value, end of year/period	$24.20		$23.99	$26.09	$24.39
Total Return(d)	2.37	%(e)	(7.16)%	7.19%	(2.46	)%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$65,394		$67,216	$30,052	$2,487
Ratio of net investment income to average net assets	1.71	%(f)	1.99%	1.21%	0.49	%(f)
Ratio of operating expenses before waivers/reimbursements	0.25	%(f)	0.26%	0.52%	1.85	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.25	%(f)	0.25%	0.27%	0.30	%(f)
Portfolio turnover rate	—%		—%	—%	—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fund expenses had not been reimbursed by the Adviser.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to consolidated financial statements.

8

Notes to Consolidated Financial Statements

December 31, 2019

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of three investment series. GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) commenced operations on May 19, 2017. The remaining Funds in the Trust are presented separately.

2. CONSOLIDATED SUBSIDIARY

The Fund invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the Fund’s net assets at December 31, 2019:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$12,161,712	18.59%

3. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Futures contracts: The Fund, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund and variation margin receivable or payable. Payments received or paid by the Fund adjusts the variation margin account. When a contract is closed, the Fund records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2019 are listed in the Consolidated Schedule of Investments. As of December 31, 2019, the balance of margin deposited with the broker by the Fund was $819,550 as presented on the Consolidated Statement of Assets and Liabilities as due to broker. At December 31, 2019 the Fund had a variation margin receivable from broker of $1,202,197. The variation margin payable/receivable is represented by the difference between the balance of margin on deposit with the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2019.

9

Notes to Consolidated Financial Statements (continued)

December 31, 2019

4. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

5. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2019, is disclosed at the end of the Fund’s Consolidated Schedule of Investments.

6. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

10

Notes to Consolidated Financial Statements (continued)

December 31, 2019

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of the Fund calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Fund’s Board of Trustees.

During the period ended December 31, 2019, the Fund received no reimbursement payments from the Adviser.

The Adviser is the only related party involved with the operations of the Fund.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund’s Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Share Transactions

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7. INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended December 31, 2019.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Fund has adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why the fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect the Fund’s financial position and results of operations. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

11

Notes to Consolidated Financial Statements (continued)

December 31, 2019

The following is the location and fair values of the Fund’s derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2019:

Fund	Asset Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts	$2,929,104

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts	$907,357

The following is the location and the effect of derivative investments, if any, on the Fund’s Consolidated Statement of Operations, categorized by primary market risk exposure during the period ended December 31, 2019:

Fund	Realized Gain (Loss)	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$(37,210)

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$999,123

The following is a summary of the average volume derivative activity for the period ended December 31, 2019:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Futures contracts:
Average notional value of contracts	$75,884,574

For the purpose of this calculation, the absolute value of quarterly outstanding notional amounts were used.

9. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$66,749,428	$16,214	$(572)	$15,642

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to investments in pass through entities.

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Management expects this risk of loss to be remote.

12

Notes to Consolidated Financial Statements (continued)

December 31, 2019

11. PRINCIPAL RISKS

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Fixed Income Securities: The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

13

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares HIPS US High Income ETF

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 65.9%
Capital Markets – 27.6%(a)
Apollo Investment Corp.	8,915	$155,656
Ares Capital Corp.	8,456	157,704
Bain Capital Specialty Finance, Inc.	7,804	154,207
Barings BDC, Inc.	15,125	155,485
BlackRock TCP Capital Corp.	11,113	156,138
Cohen & Steers, Inc.	2,508	157,402
FS KKR Capital Corp.	25,646	157,210
Golub Capital BDC, Inc.	8,580	158,344
Hercules Capital, Inc.	11,112	155,790
Main Street Capital Corp.	3,607	155,498
New Mountain Finance Corp.	11,388	156,471
Oaktree Specialty Lending Corp.	28,448	155,326
Prospect Capital Corp.	23,817	153,381
Solar Capital Ltd.	7,569	156,073
TPG Specialty Lending, Inc.	7,295	156,624
Total Capital Markets		2,341,309
Energy Equipment & Services – 1.1%
USA Compression Partners LP(b)	4,851	87,997
Equity Real Estate Investment Trust (REIT) – 1.6%
Apple Hospitality REIT, Inc.	8,347	135,639
Mortgage Real Estate Investment Trust (REIT) – 21.9%
AGNC Investment Corp.	7,585	134,103
Annaly Capital Management, Inc.	14,038	132,238
Apollo Commercial Real Estate Finance, Inc.	7,170	131,139
ARMOUR Residential REIT, Inc.	7,631	136,366
Chimera Investment Corp.	6,372	131,008
Granite Point Mortgage Trust, Inc.	7,221	132,722
Invesco Mortgage Capital, Inc.	7,826	130,303
KKR Real Estate Finance Trust, Inc.	6,507	132,873
MFA Financial, Inc.	17,129	131,037
PennyMac Mortgage Investment Trust	5,931	132,202
Redwood Trust, Inc.	8,140	134,636
Starwood Property Trust, Inc.	5,363	133,324
TPG RE Finance Trust, Inc.	6,523	132,221
Two Harbors Investment Corp.	8,988	131,405
Total Mortgage Real Estate Investment Trust (REIT)		1,855,577
Oil, Gas & Consumable Fuels – 13.7%
Black Stone Minerals LP(b)	6,592	83,850
BP Midstream Partners LP(b)	5,422	84,638
CNX Midstream Partners LP(b)	5,263	86,629
Crestwood Equity Partners LP(b)	2,660	81,981
Energy Transfer LP(b)	6,429	82,484
Holly Energy Partners LP(b)	3,695	81,844
MPLX LP(b)	3,252	82,796
NuStar Energy LP(b)	3,201	82,746

See accompanying notes to financial statements.

14

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares HIPS US High Income ETF (Continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Logistics LP(b)	4,038	$81,770
Plains All American Pipeline LP(b)	4,442	81,688
SFL Corp. Ltd. (Norway)	5,722	83,198
Shell Midstream Partners LP(b)	4,158	84,033
Sunoco LP(b)	2,724	83,354
Williams Cos., Inc. (The)	3,509	83,234
Total Oil, Gas & Consumable Fuels		1,164,245
Total Common Stocks
(Cost $5,468,664)		5,584,767
INVESTMENT COMPANIES – 32.9%
Aberdeen Global Premier Properties Fund	28,411	184,103
Aberdeen Total Dynamic Dividend Fund	20,736	185,587
Advent Claymore Convertible Securities and Income Fund	11,975	186,211
BlackRock Enhanced Global Dividend Trust	16,857	185,259
BlackRock Enhanced International Dividend Trust	31,893	187,850
BlackRock Resources & Commodities Strategy Trust	23,356	188,483
Clough Global Opportunities Fund	19,269	181,899
Nuveen Floating Rate Income Fund	18,630	190,771
Nuveen Floating Rate Income Opportunity Fund	18,857	188,382
Tri-Continental Corp.	6,530	184,146
Voya Global Equity Dividend and Premium Opportunity Fund	29,306	181,404
Voya Infrastructure Industrials and Materials Fund	15,718	180,914
Western Asset Global High Income Fund, Inc.	18,649	186,863
Western Asset High Income Fund II, Inc.	27,792	187,318
Western Asset High Income Opportunity Fund, Inc.	37,086	188,026
Total Investment Companies
(Cost $2,767,631)		2,787,216
MONEY MARKET FUND – 1.4%
BlackRock Treasury Trust, Institutional Class, 1.51%(c) (Cost $120,686)	120,686	120,686
Total Investments – 100.2%
(Cost $8,356,981)		8,492,669
Liabilities in Excess of Other Assets – (0.2)%		(17,836)
Net Assets – 100.0%		$8,474,833

(a)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Master Limited Partnership ("MLP")
(c)	Rate shown reflects the 7-day yield as of December 31, 2019.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$5,584,767	$–	$–	$5,584,767
Investment Companies	2,787,216	–	–	2,787,216
Money Market Fund	120,686	–	–	120,686
Total	$8,492,669	$–	$–	$8,492,669

As of December 31, 2019, there were no Level 3 investments held in the Fund.

See accompanying notes to financial statements.

15

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.3%
Boeing Co. (The)	674	$219,562
General Dynamics Corp.	352	62,075
Lockheed Martin Corp.	339	132,000
Northrop Grumman Corp.	209	71,890
Raytheon Co.	315	69,218
United Technologies Corp.	990	148,262
Total Aerospace & Defense		703,007
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	195	15,214
United Parcel Service, Inc., Class B	1,005	117,645
Total Air Freight & Logistics		132,859
Airlines – 0.6%
Alaska Air Group, Inc.	144	9,756
Delta Air Lines, Inc.	795	46,492
Southwest Airlines Co.	630	34,007
United Airlines Holdings, Inc.*	315	27,748
Total Airlines		118,003
Auto Components – 0.1%
Aptiv PLC	298	28,301
Banks – 6.9%
Bank of America Corp.	10,644	374,882
Citizens Financial Group, Inc.	522	21,198
First Republic Bank	181	21,258
Huntington Bancshares, Inc.	1,208	18,217
JPMorgan Chase & Co.	3,660	510,204
M&T Bank Corp.	150	25,463
PNC Financial Services Group, Inc. (The)	525	83,806
SVB Financial Group*	60	15,062
US Bancorp	1,842	109,212
Wells Fargo & Co.	5,189	279,168
Total Banks		1,458,470
Beverages – 1.5%
Brown-Forman Corp., Class B	556	37,585
Constellation Brands, Inc., Class A	225	42,694
PepsiCo, Inc.	1,664	227,419
Total Beverages		307,698
Biotechnology – 3.1%
AbbVie, Inc.	1,739	153,971
Alexion Pharmaceuticals, Inc.*	268	28,984
Amgen, Inc.	704	169,713
Biogen, Inc. (The)*	210	62,313
Gilead Sciences, Inc.	1,455	94,546
Incyte Corp.*	249	21,743
Regeneron Pharmaceuticals, Inc.*	134	50,315

See accompanying notes to financial statements.

16

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	301	$65,904
Total Biotechnology		647,489
Building Products – 0.1%
Allegion PLC	105	13,077
Masco Corp.	333	15,980
Total Building Products		29,057
Capital Markets – 2.3%
Bank of New York Mellon Corp. (The)	1,098	55,262
Cboe Global Markets, Inc.	135	16,200
CME Group, Inc.	435	87,313
E*TRADE Financial Corp.	285	12,931
Intercontinental Exchange, Inc.	675	62,471
MarketAxess Holdings, Inc.	45	17,060
Moody’s Corp.	225	53,417
MSCI, Inc.	105	27,109
Northern Trust Corp.	252	26,773
Raymond James Financial, Inc.	165	14,761
S&P Global, Inc.	285	77,819
T Rowe Price Group, Inc.	270	32,897
Total Capital Markets		484,013
Chemicals – 0.7%
Celanese Corp.	135	16,621
CF Industries Holdings, Inc.	255	12,174
International Flavors & Fragrances, Inc.	122	15,740
LyondellBasell Industries NV, Class A	420	39,682
RPM International, Inc.	150	11,514
Sherwin-Williams Co. (The)	105	61,272
Total Chemicals		157,003
Commercial Services & Supplies – 0.3%
Cintas Corp.	120	32,289
Copart, Inc.*	270	24,554
Total Commercial Services & Supplies		56,843
Communications Equipment – 1.4%
Arista Networks, Inc.*	90	18,306
Cisco Systems, Inc.	4,950	237,402
F5 Networks, Inc.*	60	8,379
Juniper Networks, Inc.	405	9,975
Motorola Solutions, Inc.	195	31,422
Total Communications Equipment		305,484
Construction & Engineering – 0.1%
Jacobs Engineering Group, Inc.	150	13,474
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	75	20,973

See accompanying notes to financial statements.

17

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Construction Materials (continued)
Vulcan Materials Co.	150	$21,599
Total Construction Materials		42,572
Consumer Finance – 0.1%
Discover Financial Services	375	31,807
Containers & Packaging – 0.1%
Avery Dennison Corp.	90	11,774
Distributors – 0.1%
LKQ Corp.*	359	12,816
Pool Corp.	45	9,557
Total Distributors		22,373
Electrical Equipment – 0.3%
Emerson Electric Co.	718	54,755
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	345	37,339
CDW Corp.	167	23,854
Cognex Corp.	197	11,040
Keysight Technologies, Inc.*	210	21,552
Trimble, Inc.*	285	11,882
Zebra Technologies Corp., Class A*	60	15,327
Total Electronic Equipment, Instruments & Components		120,994
Energy Equipment & Services – 0.3%
Baker Hughes a GE Co.	1,170	29,987
Halliburton Co.	1,022	25,008
Total Energy Equipment & Services		54,995
Entertainment – 1.4%
Activision Blizzard, Inc.	870	51,695
Electronic Arts, Inc.*	344	36,984
Live Nation Entertainment, Inc.*	255	18,225
Netflix, Inc.*	521	168,580
Take-Two Interactive Software, Inc.*	135	16,528
Total Entertainment		292,012
Equity Real Estate Investment Trust (REIT) – 0.2%
SBA Communications Corp.	135	32,534
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	525	154,308
Kroger Co. (The)	915	26,526
Sysco Corp.	600	51,324
Walgreens Boots Alliance, Inc.	1,050	61,908
Total Food & Staples Retailing		294,066
Food Products – 0.1%
Lamb Weston Holdings, Inc.	174	14,969
Health Care Equipment & Supplies – 5.2%
Abbott Laboratories	2,037	176,934

See accompanying notes to financial statements.

18

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Health Care Equipment & Supplies (continued)
Align Technology, Inc.*	90	$25,113
Baxter International, Inc.	570	47,663
Becton Dickinson and Co.	311	84,583
Boston Scientific Corp.*	1,615	73,030
Cooper Cos., Inc. (The)	59	18,956
Danaher Corp.	854	131,072
Edwards Lifesciences Corp.*	240	55,990
Hologic, Inc.*	300	15,663
IDEXX Laboratories, Inc.*	105	27,419
Intuitive Surgical, Inc.*	135	79,805
Medtronic PLC	1,560	176,982
ResMed, Inc.	165	25,570
STERIS PLC	90	13,718
Stryker Corp.	440	92,374
Teleflex, Inc.	59	22,210
Varian Medical Systems, Inc.*	105	14,911
West Pharmaceutical Services, Inc.	75	11,275
Total Health Care Equipment & Supplies		1,093,268
Health Care Providers & Services – 3.5%
AmerisourceBergen Corp.	255	21,680
Anthem, Inc.	285	86,078
Centene Corp.*	480	30,178
Cigna Corp.	421	86,090
CVS Health Corp.	1,486	110,395
Henry Schein, Inc.*	165	11,009
Humana, Inc.	165	60,476
Laboratory Corp. of America Holdings*	105	17,763
UnitedHealth Group, Inc.	1,034	303,975
WellCare Health Plans, Inc.*	60	19,813
Total Health Care Providers & Services		747,457
Health Care Technology – 0.1%
Cerner Corp.	375	27,521
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	789	40,105
Chipotle Mexican Grill, Inc.*	30	25,113
Darden Restaurants, Inc.	150	16,352
Domino’s Pizza, Inc.	45	13,220
Hilton Worldwide Holdings, Inc.	330	36,600
McDonald’s Corp.	908	179,430
MGM Resorts International	615	20,461
Total Hotels, Restaurants & Leisure		331,281
Household Durables – 0.3%
DR Horton, Inc.	435	22,946
Garmin Ltd.	210	20,488
Lennar Corp., Class A	345	19,248

See accompanying notes to financial statements.

19

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Household Durables (continued)
NVR, Inc.*	3	$11,425
Total Household Durables		74,107
Household Products – 0.2%
Church & Dwight Co., Inc.	285	20,047
Clorox Co. (The)	150	23,031
Total Household Products		43,078
Independent Power & Renewable Electricity Producers – 0.1%
NRG Energy, Inc.	298	11,846
Industrial Conglomerates – 0.0%**
Carlisle Cos., Inc.	62	10,034
Insurance – 0.5%
Allstate Corp. (The)	389	43,743
Arthur J Gallagher & Co.	225	21,427
Prudential Financial, Inc.	467	43,776
Total Insurance		108,946
Interactive Media & Services – 8.3%
Alphabet, Inc., Class A*	798	1,068,833
Facebook, Inc., Class A*	3,253	667,678
Twitter, Inc.*	899	28,813
Total Interactive Media & Services		1,765,324
Internet & Direct Marketing Retail – 5.7%
Amazon.com, Inc.*	564	1,042,182
Booking Holdings, Inc.*	49	100,633
eBay, Inc.	1,005	36,290
Expedia Group, Inc.	165	17,843
Total Internet & Direct Marketing Retail		1,196,948
IT Services – 4.4%
Akamai Technologies, Inc.*	195	16,844
Automatic Data Processing, Inc.	508	86,614
Broadridge Financial Solutions, Inc.	135	16,678
Cognizant Technology Solutions Corp., Class A	643	39,879
Gartner, Inc.*	105	16,181
Global Payments, Inc.	354	64,626
Jack Henry & Associates, Inc.	90	13,110
Paychex, Inc.	420	35,725
PayPal Holdings, Inc.*	1,395	150,897
VeriSign, Inc.*	135	26,012
Visa, Inc., Class A	2,348	441,189
Western Union Co. (The)	510	13,658
WEX, Inc.*	45	9,426
Total IT Services		930,839
Leisure Products – 0.1%
Hasbro, Inc.	150	15,841

See accompanying notes to financial statements.

20

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	358	$30,541
Illumina, Inc.*	179	59,381
IQVIA Holdings, Inc.*	225	34,765
Mettler-Toledo International, Inc.*	30	23,798
PerkinElmer, Inc.	120	11,652
Thermo Fisher Scientific, Inc.	479	155,613
Waters Corp.*	75	17,524
Total Life Sciences Tools & Services		333,274
Machinery – 0.8%
Caterpillar, Inc.	660	97,469
Cummins, Inc.	180	32,213
PACCAR, Inc.	390	30,849
Total Machinery		160,531
Media – 1.9%
Charter Communications, Inc., Class A*	285	138,248
Comcast Corp., Class A	5,308	238,701
Discovery, Inc., Class A*	810	26,519
Total Media		403,468
Metals & Mining – 0.2%
Newmont Goldcorp Corp.	974	42,320
Multiline Retail – 0.7%
Dollar General Corp.	300	46,794
Dollar Tree, Inc.*	272	25,581
Target Corp.	585	75,003
Total Multiline Retail		147,378
Oil, Gas & Consumable Fuels – 1.1%
Diamondback Energy, Inc.	192	17,829
EOG Resources, Inc.	677	56,706
HollyFrontier Corp.	195	9,888
Marathon Oil Corp.	884	12,005
Marathon Petroleum Corp.	735	44,284
Occidental Petroleum Corp.	1,051	43,312
Valero Energy Corp.	465	43,547
Total Oil, Gas & Consumable Fuels		227,571
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The), Class A	448	92,530
Pharmaceuticals – 6.6%
Allergan PLC	391	74,747
Bristol-Myers Squibb Co.	1,919	123,181
Eli Lilly & Co.	1,122	147,464
Johnson & Johnson	3,026	441,403
Merck & Co., Inc.	3,040	276,488
Pfizer, Inc.	6,587	258,079

See accompanying notes to financial statements.

21

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Zoetis, Inc.	540	$71,469
Total Pharmaceuticals		1,392,831
Professional Services – 0.1%
Verisk Analytics, Inc.	193	28,823
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	390	23,903
Road & Rail – 0.7%
CSX Corp.	931	67,367
JB Hunt Transport Services, Inc.	120	14,014
Norfolk Southern Corp.	309	59,986
Total Road & Rail		141,367
Semiconductors & Semiconductor Equipment – 6.5%
Advanced Micro Devices, Inc.*	1,380	63,287
Analog Devices, Inc.	435	51,695
Applied Materials, Inc.	1,080	65,923
Broadcom, Inc.	450	142,209
Cypress Semiconductor Corp.	420	9,799
Intel Corp.	5,246	313,973
KLA Corp.	195	34,743
Lam Research Corp.	180	52,632
Maxim Integrated Products, Inc.	315	19,376
Microchip Technology, Inc.	285	29,845
Micron Technology, Inc.*	1,259	67,709
NVIDIA Corp.	690	162,357
Qorvo, Inc.*	135	15,691
QUALCOMM, Inc.	1,365	120,434
Skyworks Solutions, Inc.	210	25,385
Teradyne, Inc.	195	13,297
Texas Instruments, Inc.	1,110	142,402
Universal Display Corp.	60	12,364
Xilinx, Inc.	285	27,865
Total Semiconductors & Semiconductor Equipment		1,370,986
Software – 10.8%
Adobe, Inc.*	593	195,577
ANSYS, Inc.*	104	26,771
Autodesk, Inc.*	270	49,534
Cadence Design Systems, Inc.*	330	22,889
Citrix Systems, Inc.	150	16,635
Fair Isaac Corp.*	30	11,240
Fortinet, Inc.*	210	22,420
Intuit, Inc.	315	82,508
Microsoft Corp.	9,058	1,428,447
NortonLifeLock, Inc.	735	18,757
Oracle Corp.	3,986	211,178
salesforce.com, Inc.*	1,049	170,609

See accompanying notes to financial statements.

22

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Synopsys, Inc.*	180	$25,056
Tyler Technologies, Inc.*	45	13,501
Total Software		2,295,122
Specialty Retail – 3.3%
Advance Auto Parts, Inc.	88	14,094
AutoZone, Inc.*	30	35,739
Best Buy Co., Inc.	330	28,974
CarMax, Inc.*	192	16,833
Home Depot, Inc. (The)	1,287	281,055
Lowe’s Cos., Inc.	898	107,545
O’Reilly Automotive, Inc.*	90	39,444
Ross Stores, Inc.	435	50,643
Tiffany & Co.	137	18,310
TJX Cos., Inc. (The)	1,455	88,842
Tractor Supply Co.	135	12,614
Ulta Beauty, Inc.*	60	15,188
Total Specialty Retail		709,281
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	5,383	1,580,718
HP, Inc.	1,768	36,332
NetApp, Inc.	270	16,808
Seagate Technology PLC	315	18,743
Western Digital Corp.	375	23,801
Total Technology Hardware, Storage & Peripherals		1,676,402
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc., Class B	1,844	186,816
VF Corp.	465	46,342
Total Textiles, Apparel & Luxury Goods		233,158
Trading Companies & Distributors – 0.3%
Fastenal Co.	672	24,831
United Rentals, Inc.*	90	15,009
WW Grainger, Inc.	60	20,311
Total Trading Companies & Distributors		60,151
Total Common Stocks
(Cost $19,744,009)		21,110,138
INVESTMENT COMPANY – 0.1%
iShares Core S&P 500 ETF
(Cost $28,630)	91	29,415

See accompanying notes to financial statements.

23

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2019 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 0.2%
BlackRock Treasury Trust, Institutional Class,
1.51%(a)
(Cost $44,886)	44,886	$44,886
Total Investments – 100.2%
(Cost $19,817,525)		21,184,439
Liabilities in Excess of Other Assets – (0.2)%		(39,354)
Net Assets – 100.0%		$21,145,085

*	Non-income producing security.
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2019.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$21,110,138	$–	$–	$21,110,138
Money Market Fund	44,886	–	–	44,886
Investment Company	29,415	–	–	29,415
Total	$21,184,439	$–	$–	$21,184,439

As of December 31, 2019, there were no Level 3 investments held in the Fund.

See accompanying notes to financial statements.

24

GraniteShares ETF Trust

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	GraniteShares HIPS US High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
Assets:
Investments at cost	$8,356,981	$19,817,525
Investments at value	$8,492,669	$21,184,439
Capital shares receivable	847,459	—
Securities sold receivable	4,393,684	—
Dividends and interest receivable	72,971	9,871
Total Assets	13,806,783	21,194,310
Liabilities:
Securities purchased payable	4,425,753	—
Distributions to shareholders	53,750	28,882
Advisory fees payable	4,980	8,508
Capital shares payable	847,467	—
Capital gains payable	—	11,835
Total Liabilities	5,331,950	49,225
Net Assets	$8,474,833	$21,145,085

Net Assets Consist of:
Paid-in capital	$8,935,229	$19,773,031
Distributable earnings/accumulated (loss)	(460,396)	1,372,054
Net Assets	$8,474,833	$21,145,085

Shares Outstanding	500,000	750,000
Net Asset Value per share:	$16.95	$28.19

See accompanying notes to financial statements.

25

GraniteShares ETF Trust

Statements of Operations

	GraniteShares HIPS US High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
	Six Months Ended December 31, 2019 (Unaudited)	For the Period from October 4, 2019(a) to December 31, 2019
Investment Income:
Dividends	$293,703	$47,878
Total Investment Income	293,703	47,878
Expenses:
Advisory fees	28,622	19,003
Tax fees	57	—
Total Expenses	28,679	19,003
Net Investment Income	265,024	28,875
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(51,252)	16,983
In-Kind redemptions	98,770	—
Net realized gain	47,518	16,983
Net change in unrealized appreciation (depreciation) on:
Investments	78,202	1,366,914
Net change in unrealized appreciation	78,202	1,366,914
Net Realized and Unrealized Gain	125,720	1,383,897
Net Increase in Net Assets Resulting from Operations	$390,744	$1,412,772

(a)	Commencement of operations.

See accompanying notes to financial statements.

26

GraniteShares ETF Trust

Statements of Changes in Net Assets

	GraniteShares HIPS US High Income ETF		GraniteShares XOUT U.S. Large Cap ETF
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	For the Period October 4, 2019(a) to December 31, 2019
Operations:
Net investment income	$265,024	$247,926	$28,875
Net realized gain	47,518	67,749	16,983
Net change in unrealized gain	78,202	8,093	1,366,914
Net Increase in Net Assets Resulting from Operations	390,744	323,768	1,412,772

Distributions to shareholders	(317,125)	(141,263)	(40,718)
Tax return of capital to shareholders	—	(423,112)	—
Total distributions to shareholders	(317,125)	(564,375)	(40,718)

From share transactions:
Proceeds from sales of shares	1,679,481	2,534,818	19,773,031
Cost of shares redeemed	(847,468)	(2,511,002)	—
Net increase in net assets resulting from share transactions	832,013	23,816	19,773,031
Total Increase (Decrease) in net assets	905,632	(216,791)	21,145,085

Net Assets:
Beginning of period	7,569,201	7,785,992	—
End of period	$8,474,833	$7,569,201	$21,145,085

Changes in Shares Outstanding:
Shares outstanding, beginning of period	450,000	450,000	—
Shares sold	100,000	150,000	750,000
Shares redeemed	(50,000)	(150,000)	—
Shares outstanding, end of period	500,000	450,000	750,000

(a)	Commencement of operations.

See accompanying notes to financial statements.

27

GraniteShares ETF Trust

Financial Highlights

						Year ended
GraniteShares HIPS US High Income ETF	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019	Year Ended June 30, 2018(a)		2017	2016	For the Period January 6, 2015* to November 30, 2015
Operating Performance:
Net asset value, beginning of year/period	$16.82		$17.30	$17.49		$17.41	$16.54	$20.00
Net investment income(b)	0.54		0.56	0.29		0.57	0.74	0.63
Distributions of net realized gains from investments in other investment companies	–		– (c)	–	(c)	–	–	–
Net realized and unrealized gain (loss)(d)	0.24		0.25	0.27		0.80	1.42	(3.01)
Total gain (loss) from investment operations	0.78		0.81	0.56		1.37	2.16	(2.38)
Less distributions from:
Net investment income	(0.65)		(0.32)	(0.58)		(0.48)	(0.85)	(0.59)
Tax return of capital to shareholders	—		(0.97)	(0.17)		(0.81)	(0.44)	(0.49)
Total distributions	(0.65)		(1.29)	(0.75)		(1.29)	(1.29)	(1.08)
Net asset value, end of year/period	$16.95		$16.82	$17.30		$17.49	$17.41	$16.54
Total Return(e)	4.75	%(f)	4.95%	3.38	%(f)	7.87%	14.02%	(12.39	)%(f)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$8,475		$7,569	$7,786		$10,494	$6,966	$4,962
Ratio of net investment income to average net assets	6.48	%(g)	3.33%	2.92	%(g)	3.18%	4.49%	3.72	%(g)
Ratio of investment income (loss) excluding tax expense to average net assets	6.48	%(g)	3.33%	2.92	%(g)	3.18%	4.50%	3.72	%(g)
Ratio of operating expenses before waivers/reimbursements	0.70	%(g)	0.73%	0.98	%(g)	0.75%	0.76%	0.75	%(g)
Ratio of net operating expenses net of waivers/reimbursements	0 ..70	%(g)	0.70%	0.70	%(g)	0.75%	0.75%	0.75	%(g)
Portfolio turnover rate	47	%(f)	112%	33	%(f)	88%	54%	23	%(f)

*	Commencement of operations.
(a)	For the period December 1, 2017 to June 30, 2018.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)	Total return would have been lower if certain fees had not been reimbursed by the Adviser.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

28

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares XOUT U.S. Large Cap ETF	For the Period October 4, 2019(a) to December 31, 2019
Operating Performance:
Net asset value, beginning of year/period	$25.37
Net investment income(b)	0.06
Net realized and unrealized gain(c)	2.81
Total gain from investment operations	2.87
Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.01)
Net asset value, end of year/period	$28.19
Total Return(d)	11.33	%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$21,145
Ratio of net investment income to average net assets	0.91	%(f)
Ratio of operating expenses before waivers/reimbursements	0.60	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.60	%(f)
Portfolio turnover rate	9	%(e)

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fund expenses had not been reimbursed by the Adviser.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements

29

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2019

1. ORGANIZATION

GraniteShares HIPS US High Income ETF (“HIPS”) and Graniteshares XOUT U.S. Large Cap ETF (“XOUT”) (each, a “Fund”, and collectively, the “Funds”) are each a diversified series of GraniteShares ETF Trust (the “Trust”), an open-end management investment company consisting of three investment series, organized as a Delaware statutory trust on November 7, 2016. The remaining Fund in the Trust is presented separately. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of HIPS and XOUT are to track the performance, before fees and expenses, of the TFMS HIPS 300 Index and XOUT U.S. Large Cap Index (each, an “Index”, and collectively, the “Indexes”), respectively. HIPS and XOUT commenced operations on January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Distributions received from the Funds’ investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

30

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2019

3. SECURITIES VALUATION

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS and XOUT at December 31, 2019 are represented by closed-ended (single class) registered funds, respectively.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2019, is disclosed at the end of each Fund’s Schedule of Investments.

31

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2019

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of XOUT, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

During the period ended December 31, 2019, the Funds received no reimbursed payments from the Adviser.

The Adviser is the only related party involved with the operations of the Funds.

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

32

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2019

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the period ended December 31, 2019, purchases and sales of securities by HIPS, excluding short-term securities and in-kind transactions, were $3,754,104 and $3,760,582, respectively, and purchases and sales of securities by XOUT, excluding short-term securities and in-kind transactions, were $1,170,767 and $1,171,208, respectively.

During the period ended December 31, 2019, in-kind transactions for HIPS associated with creations and redemptions were $1,661,703 and $840,426, respectively, and in-kind transactions for XOUT associated with creations and redemptions were $19,756,097 and $ -, respectively.

8. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ’‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,515,135	$86,688	$(68,504)	$18,184

9. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

10. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

33

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2019

MLP Risk: MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Business Development Company (“BDC”) Risk: BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by each Fund.

Investment Company Risk: The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds’ ability to achieve its investment objective.

Sector Risk: To the extent the Funds invest more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

11. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

34

Board Considerations Regarding Approval of Investment Advisory Agreement

GRANITESHARES ETF TRUST

GraniteShares XOUT U.S. Large Cap ETF

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On August 20, 2019, GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”) was approved to serve as the investment adviser to GraniteShares XOUT U.S. Large Cap ETF (the “New Fund” or “XOUT”), pursuant to Amendment No. 2, dated September 24, 2019, to the Amended and Restated Investment Advisory Agreement, dated August 17, 2018, between GraniteShares and the Trust (as amended, the “Advisory Agreement”).

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GraniteShares provides a continuous program of investment management for each Fund and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund. GraniteShares will provide those same services to the New Fund.

The 1940 Act provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested person[s],” as defined by the 1940 Act, of the fund, cast in person at a meeting called for the purpose of considering such approval. At a meeting held in person on August 20, 2019 (the “August Meeting”), the Trustees who are not “interested persons” (collectively, the “Independent Trustees”) considered the approval of the Advisory Agreement with respect to the New Fund. As part of its review process, counsel to the Trust reviewed and discussed with the Independent Trustees various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Trustees related to such consideration. In this connection, the Independent Trustees also took into account their previous discussions with counsel regarding the foregoing. The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the New Fund’s proposed investment advisory fee and expense structure, investment objective, index provider and index construction methodology, and peer funds and market opportunity, among other things.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the New Fund to approve the Advisory Agreement for an initial term of two years from commencement of the New Fund’s operations. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the August Meeting as well as information obtained through the Board’s accumulated experience overseeing the existing Funds. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions and reports during the year.

35

Nature, Extent and Quality of Services to Be Provided by the Adviser: With respect to the nature, extent and quality of services to be provided by the Adviser for the New Fund, the Independent Trustees considered the functions to be performed by the Adviser for the New Fund and the nature and quality of services provided by GraniteShares in the past, including the firm’s management capabilities demonstrated with respect to the existing Funds. The Trustees considered the responsibilities to be assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the New Fund to track the performance of the underlying index; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; and monitoring and coordinating the provision of services to the New Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the compliance infrastructure, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices.

The Board also noted the distinctive nature of the New Fund, as an ETF, which is constructed to track the performance of a defined index of securities, before fund fees and expenses. Therefore, the New Fund does not follow traditional methods of active management, which may involve the buying and selling of securities based upon analysis of economic and market factors. Rather, the Adviser employs a “passive management”—or indexing—investment approach to seek achieve the New Fund’s investment objective. In this connection, the Board considered the Adviser’s expected efforts to promote the New Fund and the Adviser’s prior experience in organizing, managing and overseeing ETFs and coordinating their operation and administration. The Board also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser, noting that the terms were consistent with the services provided for the existing Funds.

Based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to serve the New Fund in such capacity, and that the nature, quality and extent of services proposed to be provided by the Adviser would be satisfactory and adequate for the New Fund.

Investment Performance: With respect to investment performance, the Board noted that the New Fund has no operating history. Consequently, the Board considered the investment objective and strategies of the New Fund and noted the following:

GraniteShares XOUT U.S. Large Cap ETF: The New Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the XOUT U.S. Large Cap Index (the “Index”). The Index utilizes a proprietary, quantitative methodology developed by XOUT Capital, LLC (the “Index Provider”), designed to identify companies that have a risk of being disrupted and as a result could underperform their relevant sector. The companies identified are then excluded from the index selection. In order to identify the companies to be excluded, each eligible company receives a score, the XOUT Score, based on the following 7 quantitative factors:

-	Revenue growth
-	Hiring growth
-	Capital deployment
-	Share repurchases
-	Profitability and deposit growth (for banks)
-	Earning sentiment
-	Management performance

36

Each quantitative factor receives a quintile score from 1 to 5, 5 being the best. The quintile scores are weighted to achieve an aggregate quintile score for each company. Companies scoring below the median quintile are excluded from the index selection. The Index is market capitalization weighted and reconstituted on a quarterly basis.

The Board also noted that the Index Provider is deemed to be affiliated with the Adviser and publishes information regarding the market value of the Index.

In addition to the foregoing, the Board considered the Adviser’s plans for implementing the above-described Index strategy and its ability to manage the New Fund. The Board also considered the Adviser’s overall performance record in managing the existing Funds, as well as the portfolio managers’ expertise, and determined that the Adviser’s performance was expected to be acceptable.

Comparative Fees, Costs of Services to Be Provided and the Profits to Be Realized by the Adviser from Its Relationship with the New Fund: The Board noted that the proposed advisory fee for the New Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the New Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.) In this connection, the Board reviewed information provided in the meeting materials comparing the New Fund’s proposed unitary fee to certain other funds identified by the Adviser, taking into account the uniqueness of the New Fund’s strategy. Specifically, the Adviser identified six ETFs focusing on U.S. large cap stocks and employing certain similar screens to identify target stocks. Based on the information presented by the Adviser, the average advisory fee charged by these funds is 0.61%, above the New Fund’s proposed unitary fee of 60 basis points. The fee data provided by the Adviser also indicated that for the broader universe of approximately 200 U.S. large cap mutual funds, the average fee advisory fee is 0.96%.

The Board concluded that the New Fund’s proposed unitary fee was reasonable given the nature, extent and anticipated quality of the services expected to be provided under the Advisory Agreement.

With respect to the costs of advisory services to be provided and estimated level of profitability, the Trustees noted that the New Fund is newly organized and has no assets, and that they would have the opportunity in the future to periodically reexamine this matter.

Economies of Scale to Be Realized: With respect to economies of scale, the Board was of the view that New Fund benefits from economies of scale (if any) by virtue of a unitary fee arrangement set at a competitive level at the New Fund’s inception, that subsumes economies of scale in the fee itself. The Board also noted the start-up status of the New Fund.

Overall Conclusions

Based on the foregoing, the Trustees determined that the proposed advisory fee for the New Fund is fair and reasonable in light of the extent and anticipated quality of the services expected to be provided and the other benefits to be received and that the approval of the Advisory Agreement is in the best interest of the New Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of his business judgment, may attribute different weights to different factors. At the August Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years term of two years from commencement of operations with respect to the New Fund.

37

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-PORT. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-PORT by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment goals, risks, charges and expense before investing. A prospectus contains this and other important information. Please read carefully before investing.

Distributor, Foreside Fund Services, LLC

38

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/2/2020

* Print the name and title of each signing officer under his or her signature.